Share option plans (Details 1) - Employee Stock Option [Member] - ₪ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Stock Options, Outstanding at beginning of the year	34,181	66,295
Number of Stock Options, Exercised	(2,090)	(7,988)
Number of Stock Options, Forfeited/Expired	(16,591)	(24,126)
Number of Stock Options, Outstanding at ending of the year	15,500	34,181	66,295
Number of Stock Options, Exercisable at ending of the year	15,500	25,552
Weighted-Average Exercise Price, Outstanding at beginning of the year	₪ 99.20	₪ 136.44
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Forfeited/Expired	120.07	292.61
Weighted-Average Exercise Price, Outstanding at ending of the year	90.16	99.20	₪ 136.44
Weighted-Average Exercise Price, Exercisable at ending of the year	₪ 90.16	₪ 93.94
Weighted-Average Remaining Contractual Term (Years)	2 years 8 months 9 days	7 years 9 months 3 days	7 years 8 months 26 days
Weighted-Average Remaining Contractual Term (Years) Exercisable	2 years 8 months 9 days	7 years 6 months 29 days